Significant Components of Deferred Taxes (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current
Allowance for doubtful accounts	$ 245	1,523	147
Accrued salary and welfare	4,872	30,226	6,784
Accrued expenses	371	2,302	4,415
Contingent consideration payables	0	0	2,984
Property and equipment	229	1,424
Deferred government grant-current	12	74	153
Valuation allowance	(88)	(547)	(387)
Net current deferred tax assets	5,641	35,002	14,096
Non-current
Tax losses	3,027	18,787	7,606
Property and equipment	2,487	15,428	9,947
Intangible assets	151	936	0
Capital lease	1,405	8,717	3,720
Deferred government grant-non-current	1,005	6,234	4,202
Depreciation and amortization generated from acquisitions	1,348	8,361	740
Valuation allowance	(2,561)	(15,890)	(8,346)
Net non-current deferred tax assets	6,862	42,573	17,869
Total deferred tax assets	12,503	77,575	31,965
Current
Accrued interest income	435	2,696	3,115
Non-current
Intangible assets	37,933	235,346	45,770
Property and equipment	11,265	69,896	28,245
Capitalized interest expense	820	5,098	4,578
Net non-current deferred tax liabilities	50,018	310,340	78,593
Total deferred tax liabilities	$ 50,453	313,036	81,708